Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Assets under development	$ 103.5	$ 102.0